Exhibit 99.1

Santander Drive Auto Receivables Trust 2023-6

Class A-1 5.689% Asset Backed Notes

Class A-2 6.08% Asset Backed Notes

Class A-3 5.93% Asset Backed Notes

Class B 5.98% Asset Backed Notes

Class C 6.40% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2023-6, as Issuer, Santander Bank, N.A., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, N.A. as Indenture Trustee, dated as of November 21, 2023. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2025
Collection Period Ending:	07/31/2025
Previous Payment Date/Close Date:	07/15/2025
Payment Date	08/15/2025
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	21

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	47,128	10/31/2023	11/21/2023	1,099,935,364.64

Total	47,128			1,099,935,364.64

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	549,432,327.06

Monthly principal amounts
{2} Payments Received										{2}	16,096,344.14
{3} Repurchased Receivables										{3}	42,800.00
{4} Defaulted Receivables										{4}	6,212,937.91
{5} Cram Down Losses and Other Principal Adjustments										{5}	(63,647.44)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	22,288,434.61

{8} End of period aggregate Principal Balance											{8}	527,143,892.45

{9} Pool Factor ({8}/ Original Pool Balance)											{9}	0.479250

II. NOTE BALANCE CALCULATION

							Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{10} Original Note Balance						{10}	83,870,000.00	387,860,000.00	166,230,000.00	118,240,000.00	128,140,000.00	884,340,000.00

{11} Beginning of period Note Balance						{11}	—	—	134,080,472.28	118,240,000.00	128,140,000.00	380,460,472.28
{12} First Allocation of Principal						{12}	—	—	—	—	—	—
{13} Second Allocation of Principal						{13}	—	—	—	—	—	—
{14} Third Allocation of Principal						{14}	—	—	—	—	—	—
{15} Fourth Allocation of Principal						{15}	—	—	—	—	—	—
{16} Fifth Allocation of Principal						{16}	—	—	—	—	—	—
{17} Regular Allocation of Principal						{17}	—	—	16,326,278.35	—	—	16,326,278.35
{18} Optional Purchase payment amount						{18}	—	—	—	—	—	—
{19} End of period Note Balance						{19}	—	—	117,754,193.93	118,240,000.00	128,140,000.00	364,134,193.93
{20} Note Pool Factors						{20}	—	—	0.708381	1.000000	1.000000	0.411758
{21} Principal payment per $1,000						{21}	—	—	98.21	—	—	18.46

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	16,096,344.14
{23} Net Liquidation Proceeds										{23}	3,274,808.37
{24} Principal on Repurchased Receivables										{24}	42,800.00
{25} Interest on Repurchased Receivables										{25}	—
{26} Interest collected on Receivables										{26}	8,003,904.93
{27} Other amounts received										{27}	18,459.91
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	27,436,317.35

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	1,373,580.82	—	—	1,373,580.82						{35}	1,373,580.82

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	5.68900%	31	ACT/360		—			{36}	—
{37}	Class A-2	—	6.08%	30	30 / 360		—			{37}	—
{38}	Class A-3	134,080,472.28	5.93%	30	30 / 360		662,581.00			{38}	662,581.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—						{39}	—
{40}	Class A-2	—	—	—						{40}	—
{41}	Class A-3	—	—	—						{41}	—

{42} First Allocation of Principal										{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{43}	Class B	118,240,000.00	5.98%	30	30 / 360		589,229.33			{43}	589,229.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—						{44}	—

{45} Second Allocation of Principal										{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{46}	Class C	128,140,000.00	6.40%	30	30 / 360		683,413.33			{46}	683,413.33

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—						{47}	—

{48} Third Allocation of Principal										{48}	—

{49} Reserve Account deposit										{49}	—
{50} Regular Allocation of Principal										{50}	16,326,278.35
{51} Optional Purchase Amount										{51}	—
{52} Distribution to residual interest holder										{52}	7,801,234.52

{53} Total Distribution Amount											{53}	27,436,317.35

IV. RECONCILIATION OF RESERVE ACCOUNT

{54} Beginning of period Reserve Account balance	{54}	10,999,353.65
{55} Deposit to Reserve Account	{55}	—
{56} Release from Reserve Account	{56}	—

{57} End of period Reserve Account balance				{57}	10,999,353.65

{58} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)				{58}	10,999,353.65
{59} Change in Reserve Account balance from prior period				{59}	—

V. OVERCOLLATERALIZATION

{60} Targeted Overcollateralization				{60}	163,009,698.52
{i} 26.75% of the Pool Balance of the last day of the related Collection Period AND:			{i}	141,010,991.23
{ii} 2.00% of the Pool Balance as of the Cut-off Date			{ii}	21,998,707.29

{61} End of period Principal Balance of the Receivables			{61}	527,143,892.45
{62} End of period Note Balance			{62}	364,134,193.93
{63} Overcollateralization amount at the end of the Collection Period				{63}	163,009,698.52
{64} Overcollateralization % at the end of the Collection Period				{64}	30.92%

VI. STATISTICAL DATA

			Original	Previous	Current
{65} Principal Balance of the Receivables		{65}	1,099,935,364.64	549,432,327.06	527,143,892.45
{66} Weighted average coupon of the Receivables		{66}	18.08%	17.98%	17.96%
{67} Weighted average original term of the Receivables		{67}	71.75	71.91	71.92
{68} Weighted average remaining term of the Receivables		{68}	67.25	51.70	50.88
{69} Number of Receivables		{69}	47,128	26,550	25,417

VII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days		{70}	2,864	64,622,815.74	12.26%
{71} 61-90 days		{71}	1,367	31,311,951.04	5.94%
{72} 91-120 days		{72}	462	10,393,525.11	1.97%
{73} 121 + days delinquent		{73}	—	—	0.00%
{74} Total		{74}	4,693	106,328,291.89	20.17%

{75} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)				{75}	45,217,316.46
{76} Delinquency Percentage as of the End of the Collection Period				{76}	8.58%
{77} Delinquency Trigger				{77}	24.00%
{78} Delinquency Trigger Occurred				{78}	No

VIII. REPOSSESSION INVENTORY

				Units	Dollars
{79} Beginning of period Repossessed Inventory			{79}	325	8,106,251.15
{80} Vehicles Repossessed in current period			{80}	250	6,149,305.96
{81} Repossessed vehicles sold in current period			{81}	218	5,471,118.26
{82} Repossessed vehicles reinstated in current period			{82}	35	852,361.70
{83} Repossessed vehicle adjustment in current period			{83}	—	(3,380.24)
{84} End of period Repossessed Inventory			{84}	322	7,928,696.91

IX. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars
{85} Receivables becoming Defaulted Receivables during period			{85}	313	6,212,937.91
{86} Cram Down Losses occurring during period			{86}	17	(63,647.44)
{87} Liquidation Proceeds collected during period			{87}	1,130	3,274,808.37
{88} Net losses during period			{88}		2,874,482.10
(a) Unit count represents # of instances in period per line item

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{89} Current Period Net Loss Ratio		{89}	2,874,482.10	538,288,109.76	0.53%
{90} Prior Period Net Loss Ratio		{90}	2,840,959.65	560,681,588.71	0.51%
{91} Second Prior Period Net Loss Ratio		{91}	3,261,202.34	584,007,696.26	0.56%
{92} Third Prior Period Net Loss Ratio		{92}	2,150,230.99	608,196,223.28	0.35%
{93} Rolling 3 prior month average Net Loss Ratio		{93}			0.47%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{94} Cumulative Net losses since Cut-off Date (beginning of period)				{94}	71,161,901.85
{95} Net losses during period				{95}	2,874,482.10
{96} Other Adjustments				{96}	—
{97} Cumulative Net losses since Cut-off Date (end of period)				{97}	74,036,383.95

{98} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)				{98}	6.73%

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2023-6 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 29, 2025 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Bank, N.A., as Servicer

By:	/s/ Craig Shmoldas
Name:	Craig Shmoldas
Title:	Senior Vice President
Date:	August 13, 2025